Concorde Wealth Management Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 57.0%	Shares	Value
Construction - 1.2%
Howard Hughes Holdings, Inc. (a)	7,500	$486,150

Finance and Insurance - 4.0%
Chubb Ltd.	2,700	688,716
JPMorgan Chase & Co. (b)	4,300	869,718
		1,558,434

Information - 4.7%
Microsoft Corp.	2,600	1,162,070
Warner Bros Discovery, Inc. (a)	90,250	671,460
		1,833,530

Management of Companies and Enterprises - 1.7%
Bunge Global SA	6,050	645,959

Manufacturing - 18.3%
AbbVie, Inc.	5,700	977,664
Exxon Mobil Corp. (b)	18,336	2,110,840
Hershey Co.	2,790	512,886
Hubbell, Inc.	1,600	584,768
Johnson & Johnson	5,400	789,264
Louisiana-Pacific Corp.	7,600	625,708
Moderna, Inc. (a)	3,200	380,000
Northrop Grumman Corp.	1,200	523,140
Texas Instruments, Inc. (b)	3,200	622,496
		7,126,766

Mining, Quarrying, and Oil and Gas Extraction - 16.8%
Black Stone Minerals LP	68,668	1,076,028
Chesapeake Energy Corp.	4,200	345,198
Dorchester Minerals LP	23,500	724,975
Franco-Nevada Corp.	5,600	663,712
Martin Marietta Materials, Inc.	1,000	541,800
Texas Pacific Land Corp.	4,335	3,183,060
		6,534,773

Retail Trade - 5.7%
Amazon.com, Inc. (a)	5,000	966,250
Lowe's Cos., Inc. (b)	2,400	529,104
TJX Cos., Inc.	6,500	715,650
		2,211,004

Transportation and Warehousing - 1.5%
Canadian Pacific Kansas City Ltd.	7,500	590,475

Wholesale Trade - 3.1%
Energy Transfer LP	75,000	1,216,500
TOTAL COMMON STOCKS (Cost $11,432,981)		22,203,591

U.S. TREASURY SECURITIES - 8.8%	Par	Value
United States Treasury Notes
2.38%, 08/15/2024	1,500,000	1,494,316
2.25%, 11/15/2024	500,000	494,219
4.38%, 08/15/2026	500,000	496,699
3.25%, 06/30/2029	1,000,000	950,586
TOTAL U.S. TREASURY SECURITIES (Cost $3,461,919)		3,435,820

PRIVATE FUNDS - 7.3%	Shares	Value
CLI Capital (a)(c)	45,455	240,909
Hayman Hong Kong Opportunities Fund, LP (a)(c)	500,000	0
LLR Equity Partners V, LP (a)(c)	990,000	1,425,450
LRVHealth, LP (a)(c)	465,000	429,539
Moran Tice 20:20 Fund, LP (a)(c)	250,000	228,851
RCP Select Capital Fund, LP (a)(c)	500,000	500,000
SPAC Opportunity Partners, LLC (a)(c)	1,000,000	25,313
TOTAL PRIVATE FUNDS (Cost $3,647,830)		2,850,062

CLOSED END FUNDS - 7.2%	Shares	Value
PIMCO Flexible Credit Income Fund - Class I	58,813	408,165
Pioneer ILS Interval Fund	117,583	1,075,883
Sprott Physical Gold Trust (a)	74,500	1,345,470
TOTAL CLOSED END FUNDS (Cost $2,473,110)		2,829,518

EXCHANGE TRADED FUNDS - 5.2%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF	7,200	399,600
JPMorgan Ultra-Short Income ETF	20,000	1,009,400
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	603,900
TOTAL EXCHANGE TRADED FUNDS (Cost $2,002,465)		2,012,900

CORPORATE BONDS - 1.8%	Par	Value
Energy - 0.4%
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	150,000	147,050

Finance and Insurance - 0.8%
Discover Financial Services, 3.75%, 03/04/2025	150,000	148,021
JPMorgan Chase & Co., 6.10% to 10/01/2024 then 3 mo. Term SOFR + 3.59%, Perpetual	150,000	150,147
		298,168

Manufacturing - 0.2%
Motorola Solutions, Inc., 7.50%, 05/15/2025	100,000	101,220

Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	150,000	143,708
TOTAL CORPORATE BONDS (Cost $698,481)		690,146

OPEN END FUNDS - 1.5%	Shares	Value
Absolute Convertible Arbitrage Fund - Class Institutional	23,863	265,594
Cohen & Steers Institutional Realty Shares, Inc.	6,895	315,642
TOTAL OPEN END FUNDS (Cost $542,852)		581,236

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
First Industrial Realty Trust, Inc.	12,000	570,120
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $514,597)		570,120

SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 5.8%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (d)	303,722	303,722
MSILF Government Portfolio - Class Institutional, 5.21% (d)	1,946,818	1,946,819
		2,250,541

U.S. Treasury Bills - 3.8%	Par
5.19%, 08/22/2024 (e)	1,500,000	1,488,679
TOTAL SHORT-TERM INVESTMENTS (Cost $3,739,577)		3,739,220

TOTAL INVESTMENTS - 99.9% (Cost $28,513,812)		38,912,613
Other Assets in Excess of Liabilities - 0.1%		43,742
TOTAL NET ASSETS - 100.0%		$38,956,355

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA Sociedad Anonima
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,850,062 or 7.3% of net assets as of June 30, 2024.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	The rate shown is the effective yield as of June 30, 2024.

Concorde Wealth Management Fund
Schedule of Written Options
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
Exxon Mobil Corp., Expiration: 07/05/2024; Exercise Price: $115.00	$(920,960)	(80)	$(9,040)
JPMorgan Chase & Co., Expiration: 07/05/2024; Exercise Price: $200.00	(303,390)	(15)	(4,650)
Lowe's Cos., Inc., Expiration: 07/05/2024; Exercise Price: $232.50	(176,368)	(8)	(132)
Texas Instruments, Inc., Expiration: 07/05/2024; Exercise Price: $197.50	(311,248)	(16)	(1,712)
Total Call Options			(15,534)

Put Options - 0.0% (b)
Chubb Ltd., Expiration: 07/19/2024; Exercise Price: $255.00	(127,540)	(5)	(2,000)
TOTAL WRITTEN OPTIONS (Premiums received $15,214)			(17,534)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Concorde Wealth Management Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Funds securities as of June 30, 2024:

	Level 1	Level 2		Level 3		Total
Assets:
Investments:
Common Stocks	$22,203,591	$		$		$22,203,591
U.S. Treasury Securities			3,435,820			3,435,820
Private Funds					2,850,062	2,850,062
Closed End Funds	2,829,518					2,829,518
Exchange Traded Funds	2,012,900					2,012,900
Corporate Bonds			690,146			690,146
Open End Funds	581,236					581,236
Real Estate Investment Trusts	570,120					570,120
Money Market Funds	2,250,541					2,250,541
U.S. Treasury Bills			1,488,679			1,488,679
Total Investments	$30,447,906		$5,614,645		$2,850,062	$38,912,613

Liabilities:
Investments:
Written Options	(17,402)		(132)			(17,534)
Total Investments	$(17,402)		$(132)	$		$(17,534)

Refer to the Schedule of Investments for additional information.